Derivative Financial Instruments and Risk Management (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2010
Derivative financial instruments and risk management
Management of foreign currency cash flow, maximum period (in years)	5
Deferred net gains, foreign currency exchange rate risk, to be reclassified from equity to current earnings over the next twelve months	$ 40
Deferred net gains (losses), interest rate risk, to be reclassified from equity to current earnings over the next twelve months	$ (12)
Commodity forward and option contracts, maximum period (in years)	5